UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 28-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:     Lansdowne Partners Limited
        as general partner
Name:   Paul M. Ruddock
Title:  Director
Phone:  44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock              London, England               August 8, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  97


Form 13F Information Table Value Total: $1,669,010
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number      Name

1.          028-11977                 Lansdowne Macro Fund Ltd.
2.          028-11976                 Lansdowne Global Financials Fund Ltd.
3.          028-11978                 Lansdowne UK Equity Fund Ltd.
4.          028-11979                 Lansdowne European Equity Fund Ltd.



                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2007

COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4   COLUMN 5 COLUMN 6   COLUMN 7                COLUMN 8

                                                             VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE   SHARED  NONE
--------------                 --------------   -----       --------   -------  --- ----   ----------  ----   ----   ------  ----

AVON PRODS INC                      COM         054303102          33      904  SH           SOLE             SOLE
AVON PRODS INC                      COM         054303102        2356    64096  SH         DEFINED       1           SHARED
BANCO BRADESCO S A             SP ADR PFD NEW   059460303       20450   848200  SH           SOLE             SOLE
BANCO DE CHILE                 SPONSORED ADR    059520106        2553    47718  SH           SOLE             SOLE
CAPITAL ONE FINL CORP               COM         14040H105       69934   891565  SH         DEFINED       2           SHARED
CAPITAL ONE FINL CORP               COM         14040H105       13212   168435  SH           SOLE             SOLE
CENTRAL EUROPEAN DIST CORP          COM         153435102       42199  1218908  SH         DEFINED       4           SHARED
CENTRAL EUROPEAN DIST CORP          COM         153435102        9794   282892  SH           SOLE             SOLE
CENTURYTEL INC                      COM         156700106          34      699  SH           SOLE             SOLE
CENTURYTEL INC                      COM         156700106        2433    49601  SH         DEFINED       1           SHARED
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209       27184   610182  SH           SOLE             SOLE
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209       25354   569118  SH         DEFINED       4           SHARED
COSTCO WHSL CORP NEW                COM         22160K105          36      612  SH           SOLE             SOLE
COSTCO WHSL CORP NEW                COM         22160K105        2539    43388  SH         DEFINED       1           SHARED
CROWN CASTLE INTL CORP              COM         228227104          18      483  SH           SOLE             SOLE
CROWN CASTLE INTL CORP              COM         228227104         345     9517  SH         DEFINED       3           SHARED
CSX CORP                            COM         126408103       18002   399325  SH           SOLE             SOLE
CSX CORP                            COM         126408103        8016   177809  SH         DEFINED       1           SHARED
CSX CORP                            COM         126408103      353015  7830847  SH         DEFINED       3           SHARED
CVS CORP                            COM         126650100          32      890  SH           SOLE             SOLE
CVS CORP                            COM         126650100        2300    63110  SH         DEFINED       1           SHARED
DARDEN RESTAURANTS INC              COM         237194105          34      763  SH           SOLE             SOLE
DARDEN RESTAURANTS INC              COM         237194105        2381    54137  SH         DEFINED       1           SHARED
DELL INC                            COM         24702R101          37     1311  SH           SOLE             SOLE
DELL INC                            COM         24702R101        2655    92989  SH         DEFINED       1           SHARED
E M C CORP MASS                     COM         268648102         116     6389  SH           SOLE             SOLE
E M C CORP MASS                     COM         268648102        9387   518611  SH         DEFINED       1           SHARED
MACYS INC                           COM         55616P104          34      848  SH           SOLE             SOLE
MACYS INC                           COM         55616P104        2393    60152  SH         DEFINED       1           SHARED
FLUOR CORP NEW                      COM         343412102          79      707  SH           SOLE             SOLE
FLUOR CORP NEW                      COM         343412102        6392    57393  SH         DEFINED       1           SHARED
FOSTER WHEELER LTD                SHS NEW       G36535139          86      806  SH           SOLE             SOLE
FOSTER WHEELER LTD                SHS NEW       G36535139        7007    65494  SH         DEFINED       1           SHARED
GENENTECH INC                     COM NEW       368710406          37      485  SH           SOLE             SOLE
GENENTECH INC                     COM NEW       368710406        2990    39515  SH         DEFINED       1           SHARED
GENERAL ELECTRIC CO                 COM         369604103          35      924  SH           SOLE             SOLE
GENERAL ELECTRIC CO                 COM         369604103        2510    65576  SH         DEFINED       1           SHARED
GENESIS LEASE LTD                   ADR         37183T107        3620   132120  SH         DEFINED       2           SHARED
GENESIS LEASE LTD                   ADR         37183T107         490    17880  SH           SOLE             SOLE
GFI GROUP INC                       COM         361652209       59828   825447  SH         DEFINED       2           SHARED
GFI GROUP INC                       COM         361652209       11300   155907  SH           SOLE             SOLE
GOLDMAN SACHS GROUP INC             COM         38141G104       12294    56721  SH           SOLE             SOLE
GOLDMAN SACHS GROUP INC             COM         38141G104      242409  1118379  SH         DEFINED       3           SHARED
HEINZ H J CO                        COM         423074103          34      723  SH           SOLE             SOLE
HEINZ H J CO                        COM         423074103        2434    51277  SH         DEFINED       1           SHARED
INTERCONTINENTALEXCHANGE INC        COM         45865V100       52094   352341  SH         DEFINED       2           SHARED
INTERCONTINENTALEXCHANGE INC        COM         45865V100        9839    66549  SH           SOLE             SOLE
INTL PAPER CO                       COM         460146103          34      881  SH           SOLE             SOLE
INTL PAPER CO                       COM         460146103        2441    62519  SH         DEFINED       1           SHARED
JACOBS ENGR GROUP INC DEL           COM         469814107          48      833  SH           SOLE             SOLE
JACOBS ENGR GROUP INC DEL           COM         469814107        3897    67767  SH         DEFINED       1         SHARED
KEYSPAN CORP                        COM         49337W100          35      833  SH           SOLE             SOLE
KEYSPAN CORP                        COM         49337W100        2480    59067  SH         DEFINED       1         SHARED
KRAFT FOODS INC                     CL A        50075N104          36     1022  SH           SOLE             SOLE
KRAFT FOODS INC                     CL A        50075N104        2555    72478  SH         DEFINED       1           SHARED
LEGG MASON INC                      COM         524901105       71557   727354  SH         DEFINED       2           SHARED
LEGG MASON INC                      COM         524901105       13515   137380  SH           SOLE             SOLE
MERCK & CO INC                      COM         589331107          33      655  SH           SOLE             SOLE
MERCK & CO INC                      COM         589331107        2313    46445  SH         DEFINED       1           SHARED
MICRON TECHNOLOGY INC               COM         595112103          61     4880  SH           SOLE             SOLE
MICRON TECHNOLOGY INC               COM         595112103        4951   395120  SH         DEFINED       1           SHARED
MORGAN STANLEY                    COM NEW       617446448      157595  1878815  SH         DEFINED       2           SHARED
MORGAN STANLEY                    COM NEW       617446448       29768   354885  SH           SOLE             SOLE
NCR CORP NEW                        COM         62886E108          34      639  SH           SOLE             SOLE
NCR CORP NEW                        COM         62886E108        2383    45361  SH         DEFINED       1           SHARED
NORFOLK SOUTHERN CORP               COM         655844108        5146    97891  SH           SOLE             SOLE
NORFOLK SOUTHERN CORP               COM         655844108        2597    49394  SH         DEFINED       1           SHARED
NORFOLK SOUTHERN CORP               COM         655844108      100846  1918315  SH         DEFINED       3           SHARED
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106         117      669  SH           SOLE             SOLE
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106        9493    54331  SH         DEFINED       1           SHARED
PARTNERRE LTD                       COM         G6852T105       56342   726989  SH         DEFINED       2           SHARED
PARTNERRE LTD                       COM         G6852T105       10642   137311  SH           SOLE             SOLE
PEABODY ENERGY CORP                 COM         704549104          30      626  SH           SOLE             SOLE
PEABODY ENERGY CORP                 COM         704549104        2147    44374  SH         DEFINED       1           SHARED
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408       30378   250500  SH           SOLE             SOLE
POSCO                          SPONSORED ADR    693483109        1992    16600  SH           SOLE             SOLE
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575          50     2385  SH           SOLE             SOLE
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575         996    47615  SH         DEFINED       3           SHARED
PROSHARES TR                   ULTRASHT SP500   74347R883         250     4737  SH           SOLE             SOLE
PROSHARES TR                   ULTRASHT SP500   74347R883        5169    98052  SH         DEFINED       3           SHARED
ROCKWELL AUTOMATION INC             COM         773903109          35      500  SH           SOLE             SOLE
ROCKWELL AUTOMATION INC             COM         773903109        2465    35500  SH         DEFINED       1           SHARED
SEMICONDUCTOR HLDRS TR            DEP RCPT      816636203         834    21930  SH           SOLE             SOLE
SEMICONDUCTOR HLDRS TR            DEP RCPT      816636203       67656  1778070  SH         DEFINED       1           SHARED
SHAW GROUP INC                      COM         820280105          98     2110  SH           SOLE             SOLE
SHAW GROUP INC                      COM         820280105        7929   171290  SH         DEFINED       1           SHARED
SPIRIT AEROSYSTEMS HLDGS INC      COM CL A      848574109          39     1095  SH           SOLE             SOLE
SPIRIT AEROSYSTEMS HLDGS INC      COM CL A      848574109        3205    88905  SH         DEFINED       1           SHARED
SUN MICROSYSTEMS INC                COM         866810104          35     6672  SH           SOLE             SOLE
SUN MICROSYSTEMS INC                COM         866810104        2490   473328  SH         DEFINED       1           SHARED
TYCO INTERNATIONAL LTD          WHEN ISSUED     G9143X208          35     1040  SH           SOLE             SOLE
TYCO INTERNATIONAL LTD          WHEN ISSUED     G9143X208        2492    73760  SH         DEFINED       1           SHARED
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107       27010   239300  SH           SOLE             SOLE
VIRGIN MEDIA INC                    COM         92769L101          94     3864  SH           SOLE             SOLE
VIRGIN MEDIA INC                    COM         92769L101        1855    76136  SH         DEFINED       3           SHARED
WAL MART STORES INC                 COM         931142103          30      622  SH           SOLE             SOLE
WAL MART STORES INC                 COM         931142103        2424    50378  SH         DEFINED       1           SHARED

                                                            1,669,010



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